Shareholders equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

	12/31/2024		12/31/2023
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	27.76
Controller	196,065,636	15.51	196,065,636	14.81
Managements and related persons	32,784,440	2.59	32,105,783	2.42
Alden Fundo de Investimento em Ações	26,154,744	2.07	26,154,744	1.98
	622,617,149	49.25	621,938,492	46.97
Treasury (Note 24.2)	24,875,787	1.97	34,765,600	2.63
Other shareholders	616,624,679	48.78	667,413,523	50.40
	1,264,117,615	100.00	1,324,117,615	100.00

Schedule of Calculation for Mandatory Minimum Dividends

12/31/2023
Accounting EBITDA	19,537,398
Adjustments to EBITDA	(1,264,428)
Adjusted EBTIDA	18,272,970
Capex Maintenance (Sustain)	(6,706,367)
GCO = Adjusted EBTIDA - Capex Maintenance	11,566,603

Dividends (10%) - Art. 26, "c" of the Bylaws	1,156,660
Interest on own capital distributed and dividends	1,500,000
Withholding income tax	(190,119)
Interest on own capital distributed in excess (1)	(153,221)
(1) Considering that the distribution of Interest on own capital in the year ending in 2023 exceeded the minimum mandatory dividends, the Company does not expect to propose additional dividends at the next shareholders' meeting.

Schedule of other reserves

	Debenture conversion 5th issue	Actuarial loss	Exchange variation and fair value of financial assets	Exchange variation on conversion of financial statements of foreign subsidiaries	Deemed cost	Total
Balances at December 31, 2022	(45,746)	(144,799)	2,163	3,218	1,904,680	1,719,516
Actuarial loss		(84,828)				(84,828)
Loss on conversion of financial assets and fair value			(865)			(865)
Gain on conversion of financial statements and on foreign investments				5,178		5,178
Partial realization of deemed cost, net of taxes					(100,705)	(100,705)
Balances at December 31, 2023	(45,746)	(229,627)	1,298	8,396	1,803,975	1,538,296
Actuarial loss		90,931				90,931
Loss on conversion of financial assets and fair value			(364,231)			(364,231)
Gain on conversion of financial statements and on foreign investments				163,185		163,185
Partial realization of deemed cost, net of taxes					(79,385)	(79,385)
Balances at December 31, 2024	(45,746)	(138,696)	(362,933)	171,580	1,724,590	1,348,796

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	20,000,000	44.05	880,914	880,914
Canceled	(37,145,969)	40.84	(1,517,224)	(1,570,532)
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised (note 22.2)	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826

Schedule of result absorption

	Limit on share capital %	Distribution of results		Reserve balances
		12/31/2024	12/31/2023	12/31/2024	12/31/2023
Realization of deemed cost, net of taxes		(79,385)	(100,705)
Tax incentive reserve		321,671	118,959	1,319,908	998,237
Legal reserve	20.00%		443,010	1,847,109	1,847,109
Capital increase reserve	80.00%		10,911,226	2,807,632	15,670,952
Special statutory reserve	20.00%		1,212,358	1,847,109	1,887,576
Investments reserve		(7,315,184)		5,157,140	14,972,324
Capital reserve				60,226	26,744
Dividends forfeited		(1,300)
Interest on own capital			1,500,000
		(7,074,198)	14,084,848	13,039,124	35,402,942